UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-06578
The Glenmede Portfolios

(Exact name of Registrant as specified in charter)
4 Copley Place, 5th Floor, CPH-0326
Boston, Massachusetts 02116

(Address of principal executive offices)(Zip Code)
Michael P. Malloy, Esq.
Secretary
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996

(Name and address of agent for service)
Registrant’s telephone number, including area code:   1-800-442-8299
Date of fiscal year end:   October 31, 2010
Date of reporting period:    January 31, 2010

TABLE OF CONTENTS

Item 1. Schedule of Investments. — The schedules of investments for the period ended January 31,2010 are field herewith
Item 2. Controls and Procedures
Item 3. Exhibits
Item 1. Schedule of Investments. — The schedules of investments for the period ended January 31,2010 are field herewith.

THE GLENMEDE PORTFOLIOS
Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2010 — (Unaudited)

Face
Amount		Value
MUNICIPAL BONDS* — 96.2%
	Connecticut — 1.6%
$1,800,000	Connecticut State, Economic Recovery, General Obligation Unlimited, Series A,
	5.00% due 1/1/15	$2,071,962

	Florida — 7.3%
1,500,000	Florida State, Board of Education Capital Outlay, Public Education, General Obligation Unlimited, Refunding, Series D,
	5.00% due 6/1/12	1,641,630
1,000,000	Florida State, Board of Education Capital Outlay, Public Education, Series E,
	5.25% due 6/1/16	1,068,010
2,000,000	Florida State, Board of Education, General Obligation Unlimited, Series A,
	5.00% due 1/1/14	2,266,460
1,390,000	Florida State, Water Pollution Control Financing, Corporation Revenue, Water Pollution Control,
	5.50% due 1/15/13	1,484,770
1,400,000	Seacoast Utility Authority, FL, Water & Sewer Utility System Revenue, Refunding, Series A, (FGIC Insured),
	5.50% due 3/1/14	1,580,446
1,380,000	Winter Park, FL, Water & Sewer Revenue, (AMBAC Insured),
	5.25% due 12/1/14	1,521,975

		9,563,291

	Georgia — 3.8%
1,745,000	Georgia State, General Obligation Unlimited, Series B,
	5.00% due 4/1/19	2,037,619
1,525,000	Georgia State, General Obligation Unlimited, Series D, Prerefunded 8/1/12 @ 100,
	5.00% due 8/1/18	1,684,378
1,200,000	Private Colleges and Universities Authority, GA, Revenue Bonds, Agnes Scott College, Refunding,
	4.00% due 6/1/13	1,302,516

		5,024,513

	Illinois — 0.6%
710,000	Illinois State, General Obligation Unlimited, First Series,
	5.25% due 10/1/15	773,126

	Indiana — 1.6%
2,000,000	Whiting Industry, IN, Environmental Facilities Revenue, BP Products North America Inc.,
	2.80% due 6/1/44	2,052,400

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS
Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Face
Amount		Value
MUNICIPAL BONDS* — (Continued)
	Maryland — 1.6%
$1,800,000	Maryland State, Street & Local Facilities Capital Improvements, General Obligation Unlimited,
	5.00% due 3/1/17	$2,072,520

	Massachusetts — 1.8%
2,000,000	Massachusetts State, General Obligation Limited, Refunding, Series B, (FSA Insured),
	5.25% due 8/1/16	2,344,180

	Minnesota — 1.2%
1,500,000	Minneapolis, MN, Convention Center, General Obligation Unlimited,
	5.00% due 12/1/13	1,556,550

	New York — 8.2%
1,705,000	New York State, Environmental Facilities Corporation, Special Obligation Revenue, Riverbank State Park, Refunding, (CIFG Assurance N.A. Insured),
	5.00% due 4/1/15	1,927,332
1,200,000	New York State, Dormitory Authority Revenue, State Supported Debt, Construction Service, Contract A,
	5.00% due 7/1/18	1,331,676
1,420,000	New York State, Thruway Authority, Highway and Bridge Trust Fund, Second Series B, (FGIC Insured),
	5.00% due 4/1/13	1,581,568
5,375,000	Triborough Bridge and Tunnel Authority Revenue, Refunding, Series B,
	5.25% due 11/15/17	5,914,811

		10,755,387

	North Carolina — 1.3%
1,500,000	Buncombe County, NC, Certificate Participation, Refunding, Series B,
	5.00% due 6/1/13	1,672,770

	Ohio — 8.5%
1,775,000	Cleveland, OH, Waterworks Revenue, Series K, Prerefunded 1/1/12 @ 100, (FGIC Insured),
	5.25% due 1/1/19	1,928,928
945,000	Lorain, OH, City School District, Classroom Facilities, General Obligation Unlimited, Prerefunded 12/1/12 @ 101, (NPFG Insured),
	5.25% due 12/1/20	1,070,969
1,000,000	Ohio State, Common Schools, General Obligation Unlimited, Series B,
	5.00% due 3/15/13	1,115,150
700,000	Ohio State, General Obligation Unlimited, (FSA Insured),
	5.50% due 11/1/13	809,438
3,000,000	Ohio State, Higher Education, General Obligation Unlimited, Refunding, Series A,
	5.00% due 8/1/15	3,447,570
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS
Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Face
Amount		Value
MUNICIPAL BONDS* — (Continued)
	Ohio — (Continued)
$1,075,000	Ohio State, Higher Education, General Obligation Unlimited, Series B, Prerefunded, 11/1/11 @ 100,
	5.00% due 11/1/16	$1,157,667
1,500,000	Ohio State, Major New Street Infrastructure Project Revenue, Series 2007-1, (FSA Insured),
	5.00% due 6/15/13	1,680,375

		11,210,097

	Pennsylvania — 36.3%
100,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-55, (NPFG Insured),
	5.375% due 11/1/14	110,895
200,000	Allegheny County, PA, Higher Education Building Authority Revenue, Duquesne University, Series A, (FGIC Insured),
	5.00% due 3/1/17	221,488
	Allegheny County, PA, Sanitation Authority Sewer Revenue, (NPFG Insured) :
500,000	5.375% due 12/1/15	519,115
100,000	5.00% due 12/1/17	104,162
1,700,000	Ambridge, PA, Area School District, General Obligation Unlimited, (NPFG Insured) Prerefunded 11/1/14 @ 100,
	5.50% due 11/1/29	2,001,699
655,000	Bethlehem, PA, General Obligation Unlimited, Series A (FGIC Insured),
	3.50% due 8/1/12	656,028
500,000	Boyertown, PA, Area School District, (FSA Insured),
	5.00% due 10/1/17	557,860
255,000	Bucks County, PA, Community College Authority, College Building Revenue,
	4.75% due 6/15/18	284,412
500,000	Central Bucks, PA, School District, General Obligation Unlimited, (NPFG Insured),
	5.00% due 5/15/16	551,080
500,000	Conneaut, PA, School District, Refunding, Series B, (FSA Insured),
	5.00% due 11/1/20	562,510
85,000	Dauphin County, PA, General Authority Hospital Revenue, Escrowed to Maturity, (FGIC Insured),
	6.125% due 7/1/10	87,083
305,000	Dauphin County, PA, Prerefunded, Series B, (AMBAC Insured),
	5.00% due 11/15/17	355,176
250,000	Delaware County, PA, General Obligation Unlimited,
	3.00% due 7/15/13	266,193
400,000	Delaware County, PA, Regional Water Quality Control Authority, Sewer, (NPFG Insured), Prerefunded 5/1/14 @ 100 Revenue,
	5.00% due 5/1/25	460,604
215,000	Delaware River Joint Toll Bridge Commission Revenue, (NPFG Insured),
	5.25% due 7/1/16[1]	236,425
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS
Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Face
Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$285,000	Delaware River Joint Toll Bridge Commission Revenue, Prerefunded 7/1/13 @ 100, (NPFG Insured),
	5.25% due 7/1/16[1]	$326,165
2,500,000	Delaware River Port Authority, PA and NJ Revenue, (FSA Insured),
	5.75% due 1/1/22[1]	2,509,325
750,000	Delaware River Port Authority, PA and NJ Revenue, (FSA Insured),
	5.25% due 1/1/12[1]	752,602
35,000	Delaware River Port Authority, Pennsylvania, New Jersey & Delaware River Bridges Revenue, Escrowed to Maturity,
	6.50% due 1/15/11[1]	36,796
740,000	Delaware Valley, PA, Regional Financial Authority, Local Government Revenue, (AMBAC Insured),
	5.50% due 8/1/18	820,653
515,000	Dover, PA, Area School District, General Obligation Unlimited, (FGIC Insured),
	5.375% due 4/1/18	566,732
	Downington, PA, Area School District, General Obligation Unlimited, (FSA Insured) :
500,000	5.25% due 4/1/14	525,665
500,000	4.90% due 4/1/16	514,760
1,000,000	East Stroudsburg, PA, Area School District, General Obligation Limited, (FSA Insured),
	5.00% due 9/1/20	1,096,600
325,000	Easton, PA, Area School District, General Obligation Limited, (FSA Insured),
	5.00% due 4/1/17	368,514
955,000	Erie County, PA, General Obligation Unlimited,
	5.00% due 9/1/16	1,087,115
250,000	Harrisburg, PA, Authority, Recovery Facilities Revenue, Series D-2, Mandatory Put 12/1/13 @ 100, (FSA Insured),
	5.00% due 12/1/33	250,243
200,000	Harrisburg, PA, Parking Authority Revenue, Refunding, Escrowed to Maturity, (FSA Insured),
	5.50% due 5/15/11	213,090
350,000	Hazleton, PA, Area School District, General Obligation Unlimited, (FSA Insured),
	5.00% due 3/1/20	386,645
630,000	Jim Thorpe, PA, Area School District, (FSA Insured),
	5.00% due 3/15/18	681,950
505,000	Kennett, PA, Consolidated School District, General Obligation Unlimited, (NPFG Insured),
	5.00% due 2/15/15	574,695
15,000	Lancaster, PA, Area Sewer Authority Revenue, Escrowed to Maturity,
	6.00% due 4/1/12	15,842
600,000	Lehigh County, PA, General Obligation Unlimited, Series A,
	5.00% due 11/15/18	681,618
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS
Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Face
Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$500,000	Lehigh County, PA, General Purpose Hospital Revenue, Lehigh Valley Health Network, Series A, (FSA Insured),
	5.00% due 7/1/16	$541,295
470,000	Lower Paxton Township, PA, General Obligation Unlimited, Series A,
	3.00% due 1/1/14	490,718
290,000	Lower Paxton Township, PA, General Obligation Unlimited, Series B,
	3.00% due 5/15/14	302,638
1,210,000	Manheim Township, PA, Area School District, General Obligation Limited, (AGC Insured),
	5.00% due 6/1/16	1,354,365
435,000	Montgomery County, PA, Higher Education and Health Authority Revenue, Catholic Health East, Prerefunded 11/15/14 @100,
	5.50% due 11/15/24	511,556
250,000	Montgomery County, PA, Higher Education and Health Authority Revenue, Dickinson College Project, Series FF1, (CIFG Assurance N.A. Insured),
	5.00% due 5/1/17	272,077
250,000	Moon Area School District, PA, General Obligation Unlimited, (FSA State Aid Withholding),
	5.00% due 11/15/17	278,950
325,000	Northampton Township, PA, General Obligation Unlimited, (NPFG Insured),
	4.60% due 11/15/10	326,118
165,000	Northampton, PA, Bucks County Municipal Authority, Sewer Revenue, Escrowed to Maturity,
	6.20% due 11/1/13	181,652
700,000	Palisades, PA, School District, General Obligation Unlimited, (FGIC Insured),
	3.55% due 9/1/14	721,210
1,485,000	Penn Manor, PA, School District, General Obligation Unlimited,
	3.00% due 6/1/13	1,558,255
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series A, (AMBAC Insured),
	5.00% due 8/15/20	526,285
750,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series B,
	5.50% due 8/15/18	856,785
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania, (AMBAC Insured),
	5.00% due 8/15/10	510,745
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pittsburgh Medical Center Health Systems, Series A,
	6.25% due 1/15/18	519,135
400,000	Pennsylvania State Higher Educational Facilties Authority Revenue, Drexel University,
	5.50% due 5/1/12	434,172
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS
Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Face
Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$700,000	Pennsylvania State Public School Building Authority, Lease Revenue, Philadelphia School District Project, Series A (FSA Insured),
	5.00% due 6/1/18	$744,842
1,000,000	Pennsylvania State Public School Building Authority, Lease Revenue, Western Center Technical School (FSA Insured),
	5.00% due 2/15/15	1,134,420
250,000	Pennsylvania State Public School Building Authority, School Revenue, Garnet Valley School District Project, Prerefunded to 2/1/11 @ 100, (AMBAC Insured),
	5.25% due 2/1/12	261,608
1,500,000	Pennsylvania State Public School Building Authority, School Revenue, North Pennsylvania School District Project,
	5.00% due 3/1/16	1,707,285
1,725,000	Pennsylvania State Public School Building Authority, School Revenue, Philadelphia School District Project, Prerefunded 6/1/13 @ 100, (FSA Insured),
	5.25% due 6/1/24	1,968,794
510,000	Pennsylvania State Turnpike Commission Revenue, Refunded Balance, Series S,
	5.50% due 6/1/15	542,620
100,000	Pennsylvania State Turnpike Commission Revenue, Refunded Balance, Series S (FGIC Insured),
	5.00% due 6/1/15	105,556
500,000	Pennsylvania State Turnpike Commission Revenue, Sub-Series A (AGC Insured),
	3.00% due 6/1/12	519,360
60,000	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Escrowed to Maturity, Series A, (AMBAC Insured),
	5.25% due 12/1/14	60,544
250,000	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Refunded Balance, Series B, (AMBAC Insured),
	5.00% due 12/1/17	272,495
1,000,000	Pennsylvania State, General Obligation Unlimited,
	5.25% due 7/1/14	1,162,660
80,000	Pennsylvania State, General Obligation Unlimited, Series 2, Prerefunded 7/1/13 @ 100, (NPFG Insured),
	5.00% due 7/1/15	90,884
750,000	Pennsylvania State, General Obligation Unlimited, Series A,
	5.00% due 8/1/16	870,285
260,000	Pennsylvania State, General Obligation Unlimited, Unrefunded Balance, Series 2, (NPFG Insured),
	5.00% due 7/1/15	286,398
	Philadelphia, PA, General Obligation Unlimited, Prerefunded 3/15/11 @ 100, (FSA Insured) :
500,000	5.25% due 9/15/13	527,440
150,000	5.25% due 9/15/16	158,232
	Philadelphia, PA, Municipal Authority Revenue, Refunding — Lease — Series B, (FSA Insured) :
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS
Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Face
Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$540,000	5.25% due 11/15/16	$592,807
250,000	5.25% due 11/15/18	271,802
1,500,000	Philadelphia, PA, School District, General Obligation Limited, Series F (BHAC Insured),
	5.00% due 9/1/17	1,694,940
850,000	Pocono Mountain, PA, School District, General Obligation Unlimited, Series A (NPFG Insured),
	5.00% due 10/1/13	951,685
105,000	Ringgold, PA, School District, Escrowed to Maturity,
	6.20% due 1/15/13	114,683
1,175,000	Rose Tree Media, PA, School District, General Obligation Unlimited, Series A,
	4.00% due 2/15/14	1,284,768
640,000	Spring Grove, PA, Area School District, General Obligation Unlimited, (FGIC Insured),
	5.25% due 4/1/16	644,781
1,500,000	University of Pittsburgh, PA, Commonwealth System of Higher Education Revenue, University Capital Project,
	5.50% due 9/15/39	1,691,100
250,000	Wayne Highlands, PA, Area School District, General Obligation Unlimited, (FSA Insured),
	5.375% due 4/1/14	272,562
1,425,000	Westmoreland County, PA, Municipal Authority, Municipal Service Revenue, Prerefunded to 8/15/15 @ 100, (FSA Insured),
	5.25% due 8/15/25	1,676,555
250,000	York, PA, General Authority Guaranteed Revenue, York City Recreation Corp., (AMBAC Insured),
	5.50% due 5/1/15	253,990

		47,632,792

	Puerto Rico — 0.1%
100,000	Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series J, Prerefunded 7/1/14 @ 100,
	5.00% due 7/1/34	115,710

	South Carolina — 2.1%
2,500,000	Scago, Educational Facilities Corp. Revenue, Spartanburg School District No 5 (FSA Insured),
	5.00% due 4/1/15	2,811,075

	Texas — 12.5%
860,000	Austin, TX, Water and Wastewater System Revenue, Refunding, Series A, (AMBAC Insured),
	5.50% due 11/15/13	990,015
2,755,000	Dallas, TX, Refunding and Improvement, General Obligation Limited, Refunding,
	5.00% due 2/15/14	3,151,830
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS
Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Face
Amount		Value
MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)
$2,370,000	Houston, TX, Utilities System Revenue, Refunding, First Lien, Series A, (NPFG Insured),
	5.25% due 5/15/17	$2,668,952
1,070,000	Humble, TX, Independent School District, General Obligation Unlimited, Refunding, Series A,
	5.25% due 2/15/14	1,237,359
1,500,000	Killeen, TX, Independent School District, General Obligation Unlimited,
	5.00% due 2/15/15	1,609,170
1,000,000	Laredo, TX, Independent School District, General Obligation Unlimited,
	5.00% due 8/1/14	1,153,960
450,000	Northside, TX, Independent School District, General Obligation Unlimited,
	5.00% due 2/15/14	515,965
2,000,000	San Antonio, TX, Electric and Gas Revenue, Unrefunded Balance, Refunding System,
	5.375% due 2/1/16	2,162,100
715,000	San Antonio, TX, General Obligation Limited,
	5.00% due 2/1/15	823,901
1,435,000	Texas State, Public Finance Authority, Building Revenue, Refunding, Texas Department Criminal Projects, (AMBAC Insured),
	5.00% due 2/1/13	1,593,381
500,000	Texas State, Public Finance Authority, General Obligation Unlimited,
	5.375% due 10/1/13	555,285

		16,461,918

	Utah — 0.8%
1,000,000	Utah State, Building Ownership Authority, Lease Revenue, Refunding, State Facilities Master Lease, PG-C, (FSA Insured),
	5.50% due 5/15/12	1,103,350

	Virginia — 3.6%
1,225,000	Arlington County, VA, Industrial Development Authority, Hospital Facilities Revenue, Hospital Center, Virginia Arlington Health System, Prerefunded 7/1/11 @ 101,
	5.50% due 7/1/17	1,322,020
1,500,000	Virginia College Building Authority, Educational Facilities Revenue,
	5.00% due 9/1/13	1,703,355
1,500,000	Virginia State, Public Building Authority, Public Facilities Revenue, Refunding, Series B,
	5.00% due 8/1/13	1,701,900

		4,727,275

	Washington — 3.3%
1,410,000	Washington State, General Obligation Limited, Series R-03-A, (NPFG Insured),
	5.00% due 1/1/15	1,505,922
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS
Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Face
Amount			Value
MUNICIPAL BONDS* — (Continued)
	Washington — (Continued)
$2,500,000	Whatcom County, WA, School District No. 501, Refunding, (FSA Insured),
	5.00% due 12/1/15		$2,859,850

			4,365,772

	TOTAL MUNICIPAL BONDS (Cost $122,871,328)		126,314,688

TOTAL INVESTMENTS (Cost $122,871,328)[2]		96.2%	$126,314,688
OTHER ASSETS IN EXCESS OF LIABILITIES		3.8	4,946,813

NET ASSETS		100.0%	$131,261,501

*	Percentages indicated are based on net assets.

[1]	This is a joint regional authority.

[2]	Aggregate cost for federal tax purposes was $122,871,328.

Abbreviations:
AGC	— Assurance Guaranty Corporation
AMBAC	— American Municipal Bond Assurance Corporation
BHAC	— Berkshire Hathaway Assurance Corporation
FGIC	— Financial Guaranty Insurance Corporation
FSA	— Financial Security Assurance
NPFG	— National Public Finance Guarantee Corp
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS
New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2010 — (Unaudited)

Face
Amount		Value
MUNICIPAL BONDS* — 95.8%
	Delaware — 3.1%
	Delaware River & Bay Authority, Development Revenue, (NPFG Insured) :
$500,000	5.00% due 1/1/17 [1]	$542,335
500,000	5.00% due 1/1/19 [1]	531,305

		1,073,640

	New Jersey — 90.8%
460,000	Atlantic County, NJ, General Obligation Unlimited,
	5.00% due 2/1/16	527,404
300,000	Avalon Boro, NJ, General Obligation Unlimited,
	5.00% due 5/15/12	328,716
500,000	Bergen County, NJ, Improvement Authority Revenue, Bergen County Utilities, (County Guaranteed),
	4.50% due 12/15/19	554,165
500,000	Bergen County, NJ, General Obligation Unlimited,
	4.00% due 10/15/14	558,380
500,000	Bernards Township School District, NJ, General Obligation Unlimited, (NPFG Insured),
	5.375% due 2/1/14	578,510
370,000	Brigantine, NJ, (NPFG Insured),
	5.00% due 8/15/12	371,310
250,000	Burlington County, NJ, Bridge Commission Revenue, Governmental Leasing Program (County Guaranteed),
	4.50% due 8/15/12	272,410
510,000	Caldwell and West Caldwell, NJ, Bridge Commission, General Obligation Unlimited, (FSA Insured),
	4.125% due 9/1/14	569,435
425,000	Camden County, NJ, Improvement Authority Revenue, Cherry Hill Township, (NPFG Insured),
	4.00% due 5/1/13	458,545
355,000	Cape May County, NJ, Bridge Commission Revenue Bonds, (County Guaranteed), (AGC Insured),
	3.50% due 6/1/13	374,596
100,000	Chatham Boro, NJ, General Obligation Unlimited, (FSA Insured),
	3.75% due 12/15/13	108,803
440,000	Demarest, NJ, School District, (FSA Insured),
	5.00% due 2/15/18	493,953
125,000	Essex County, NJ, General Obligation Unlimited, (NPFG Insured), Escrowed to Maturity,
	5.00% due 5/1/13	140,975
300,000	Essex County, NJ, Improvement Authority Revenue, County Guaranteed, (AGC Insured),
	4.50% due 10/1/14	336,636
250,000	Essex County, NJ, Improvement Authority Revenue, Guaranteed Lease, County Correctional, (FGIC Insured), Prerefunded 10/1/13 @ 100,
	4.50% due 10/1/23	280,602
250,000	Garden State Preservation Trust, NJ, Open Space and Farmland, Series A, (FSA Insured),
	5.80% due 11/1/21	289,312
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS
New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS—(Continued)
January 31, 2010 — (Unaudited)

Face
Amount		Value
MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
	Gloucester Township, NJ, Board of Education, General Obligation Unlimited, (FGIC Insured) :
$500,000	4.20% due 8/1/14	$526,010
700,000	4.25% due 8/1/15	730,870
250,000	Hazlet Township, NJ, School District, General Obligation Unlimited, (FSA Insured),
	5.00% due 2/1/14	260,658
200,000	Hopewell Valley, NJ, Regional School District, General Obligation Unlimited, (FGIC Insured),
	5.00% due 8/15/12	204,698
250,000	Lenape, NJ, Regional School District, General Obligation Unlimited, (FGIC Insured),
	5.00% due 4/1/16	279,945
235,000	Mantua Township, NJ, School District, General Obligation Unlimited, (NPFG Insured),
	5.00% due 3/1/13	252,747
325,000	Marlboro Township Municipal Utilities Authority Revenue,
	3.50% due 12/1/12	342,995
425,000	Mercer County, NJ, Improvement Authority Revenue, Courthouse Project, Series A,
	5.00% due 4/1/16	491,406
250,000	Middlesex County, NJ, Improvement Authority Revenue Refunding, Open Space Trust Fund, (County Guaranteed),
	5.00% due 9/15/17	291,490
60,000	Middlesex County, NJ, Improvement Authority Revenue, (County Guaranteed),
	5.45% due 9/15/11	60,243
300,000	Monmouth County, NJ, Improvement Authority Revenue, Brookdale Community College, (County Guaranteed),
	4.00% due 8/1/16	331,740
195,000	Monmouth County, NJ, Improvement Authority Revenue, Prerefunded 12/01/10 @ 100, Governmental Loan, (AMBAC Insured),
	5.00% due 12/1/12	202,800
100,000	Monmouth County, NJ, Improvement Authority Revenue, Series A, (AMBAC Insured),
	5.25% due 12/1/16	107,991
	Monmouth County, NJ, Improvement Authority Revenue, Unrefunded, Governmental Loan, (AMBAC Insured) :
55,000	5.00% due 12/1/12	56,414
125,000	5.20% due 12/1/14	127,646
125,000	Monroe Township Middlesex County, NJ, Board of Education, General Obligation Unlimited, (FGIC Insured),
	5.00% due 9/15/13	133,344
500,000	Morris County, NJ, General Obligation Unlimited,
	5.00% due 2/1/15	548,115
20,000	Mount Holly, NJ, Municipal Utilities Authority, Sewer Revenue, Unrefunded, (NPFG Insured),
	5.00% due 12/1/13	20,068
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS
New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS—(Continued)
January 31, 2010 — (Unaudited)

Face
Amount		Value
MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$395,000	Mount Olive Township, NJ, General Obligation Unlimited, (AMBAC Insured),
	5.00% due 8/15/14	$455,285
400,000	New Jersey Economic Development Authority Revenue, School Facilities, Series F, (FGIC Insured),
	5.25% due 6/15/14	440,840
400,000	New Jersey Economic Development Authority Revenue, School Facilities, Series U, (FSA Insured),
	5.00% due 9/1/21	431,020
360,000	New Jersey Economic Development Authority, Park Facilities Authority, Elizabeth Development Company, Series A, (AMBAC Insured),
	5.00% due 10/15/16	413,453
450,000	New Jersey Economic Development Authority, School Facilities Construction, Series L, (AMBAC Insured),
	5.00% due 3/1/18	482,197
300,000	New Jersey Environmental Infrastructure Trust Revenue, Series A,
	5.00% due 9/1/14	322,545
250,000	New Jersey Health Care Facilities Financing Authority Revenue, Atlanticare Regional Medical Center,
	5.00% due 7/1/16	269,753
400,000	New Jersey Health Care Facilities Financing Authority Revenue, Capital Health Systems Obligation Group, Series A, Prerefunded 7/1/13 @ 100,
	5.75% due 7/1/23	453,772
	New Jersey Health Care Facilities Financing Authority Revenue, St. Claires Hospital Inc., Series B, (NPFG Insured), Escrowed to Maturity :
500,000	4.00% due 7/1/11	524,035
300,000	5.25% due 7/1/15	349,692
500,000	New Jersey Sports & Exposition Authority Convention Center, Tobacco and Liquor Taxes, Refunding, (NPFG Insured),
	5.125% due 9/1/14	501,515
135,000	New Jersey Sports & Exposition Authority State Contract, Revenue Bonds, Series A, Escrowed to Maturity,
	5.00% due 3/1/10	135,574
65,000	New Jersey Sports & Exposition Authority State Contract, Revenue Bonds, Series A, Prerefunded 3/1/16 @100, (AMBAC Insured),
	5.00% due 3/1/17	75,765
115,000	New Jersey Sports & Exposition Authority State Contract, Revenue Bonds, Series A, Unrefunded,
	5.00% due 3/1/10	115,406
200,000	New Jersey State Economic Development Authority, School Facilities Construction Revenue, Series C, Prerefunded 6/15/12 @ 100, (NPFG Insured),
	5.00% due 6/15/16	219,854
250,000	New Jersey State Educational Facilities Authority Revenue, College of New Jersey, Series D (FSA Insured),
	5.00% due 7/1/19	276,757
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS
New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS—(Continued)
January 31, 2010 — (Unaudited)

Face
Amount		Value
MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$100,000	New Jersey State Educational Facilities Authority Revenue, Institute for Advanced Study,
	5.00% due 7/1/11	$106,325
400,000	New Jersey State Educational Facilities Authority Revenue, Kean University, Series D (FGIC Insured), Prerefunded 7/1/13 @ 100,
	5.25% due 7/1/20	456,324
	New Jersey State Educational Facilities Authority Revenue, Princeton University :
500,000	5.00% due 7/1/13	567,660
205,000	5.00% due 7/1/14	237,493
450,000	New Jersey State Educational Facilities Authority Revenue, Rowan University, (FGIC Insured), Prerefunded 7/1/13 @ 100,
	5.125% due 7/1/21	511,479
500,000	New Jersey State Educational Facilities Authority, Higher Education Capacity Improvement Revenue Bonds, Series A (FSA Insured),
	5.00% due 9/1/14	568,315
500,000	New Jersey State Educational Facilities Authority, Montclair State University, Series J, (NPFG Insured),
	5.25% due 7/1/17	562,135
500,000	New Jersey State Educational Facilities Authority, Revenue, Higher Education Facilities Trust Fund, Series A, (FSA Insured),
	5.00% due 9/1/16	559,000
250,000	New Jersey State Educational Facilities Authority, Richard Stockton College, (AMBAC Insured),
	5.00% due 7/1/17	270,355
400,000	New Jersey State Educational Facilities Authority, William Patterson University, Series E, Prerefunded 7/1/12 @ 100, (Syncora Gurantee, Inc. Insured),
	5.25% due 7/1/20	441,292
165,000	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, Series B, (FSA Insured),
	5.75% due 11/1/11	165,581
145,000	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, Series E,
	3.875% due 5/1/13	151,938
400,000	New Jersey State Transportation Trust Fund Authority, Series B, (NPFG Insured),
	5.50% due 12/15/15	460,764
250,000	New Jersey State Transportation Trust Fund Authority, Transit Revenue, Series A, (FGIC Insured),
	5.00% due 6/15/17	275,342
100,000	New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, Escrowed to Maturity,
	5.50% due 6/15/13	114,854
550,000	New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, Escrowed to Maturity, (FGIC Insured),
	5.25% due 6/15/14	641,030
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS
New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Face
Amount		Value
MUNICIPAL BONDS* — (Continued)

	New Jersey — (Continued)
$400,000	New Jersey State Turnpike Authority, Turnpike Revenue, Series G,
	5.00% due 1/1/17	$445,428
400,000	New Jersey State, General Obligation Unlimited, (AMBAC Insured),
	5.25% due 7/15/15	464,888
400,000	New Jersey State, General Obligation Unlimited, (NPFG Insured),
	5.50% due 8/1/13	458,500
690,000	New Jersey State, General Obligation Unlimited, Refunding, Series H,
	5.25% due 7/1/14	797,419
10,000	New Jersey State, Wastewater Treatment Trust Revenue, Series A, Unrefunded Balance,
	5.25% due 9/1/13	10,037
285,000	New Jersey State,Turnpike Authority Revenue, Escrowed to Maturity,
	6.50% due 1/1/16	350,912
400,000	Newark, NJ, Housing Authority Revenue, Port Authority, Newark Marine Terminal, (NPFG Insured), Prerefunded 1/1/14 @ 100,
	5.00% due 1/1/37	454,768
	Ocean City, NJ, Board of Education, General Obligation Unlimited, (NPFG Insured) :
150,000	5.00% due 4/1/12	163,250
710,000	5.00% due 4/1/16	815,208
200,000	Passaic County, NJ, General Obligation Unlimited, (FSA Insured),
	5.25% due 6/1/15	209,424
300,000	Rutgers State University, Revenue Bonds, (FGIC Insured),
	5.00% due 5/1/15	328,827
300,000	Tobacco Settlement Financing Corp., NJ, Revenue Bond, Prerefunded 6/1/12 @ 100,
	6.00% due 6/1/37	335,649
	Tobacco Settlement Financing Corp., NJ, Revenue Bond, Prerefunded 6/1/13 @ 100 :
335,000	6.75% due 6/1/39	396,513
225,000	7.00% due 6/1/41	268,072
610,000	6.25% due 6/1/43	712,041
400,000	Union County, NJ, General Obligation Unlimited,
	5.00% due 3/1/16	464,108
500,000	Union County, NJ, Prerefunded 3/1/12 @ 100,
	5.00% due 3/1/17	544,830
150,000	Warren Township, NJ, School District, General Obligation Unlimited,
	5.35% due 3/15/10	150,977
500,000	Washington Township, NJ, Board of Education Gloucester County, General Obligation Unlimited, (NPFG Insured),
	5.00% due 2/1/15	546,590
540,000	West Windsor Plainsboro, NJ, Regional School District, General Obligation Unlimited, Refunding, (FSA Insured),
	5.00% due 9/15/15	627,431

		31,315,154

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS
New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2010 — (Unaudited)

Face
Amount		Value
MUNICIPAL BONDS* — (Continued)

	Pennsylvania — 1.9%
$435,000	Delaware River Joint Toll Bridge Commission Revenue, (NPFG Insured),
	5.25% due 7/1/16[1]	$478,348
115,000	Delaware River Joint Toll Bridge Commission, Revenue, Series A, (NPFG Insured),
	5.00% due 7/1/13[1]	126,579
35,000	Delaware River Port Authority, Pennsylvania, New Jersey & Delaware River Bridges Revenue, Escrowed to Maturity,
	6.50% due 1/15/11[1]	36,795

		641,722

	TOTAL MUNICIPAL BONDS (Cost $32,060,883)	33,030,516

TOTAL INVESTMENTS (Cost $32,060,883)[2]	95.8%	$33,030,516

OTHER ASSETS IN EXCESS OF LIABILITIES	4.2	1,456,033

NET ASSETS	100.0%	$34,486,549

*	Percentages indicated are based on net assets.

[1]	This is a joint regional authority.

[2]	Aggregate cost for federal tax purposes was $32,060,883.

Abbreviations:

AGC	—	Assurance Guaranty Corporation
AMBAC	—	American Municipal Bond Assurance Corporation
FGIC	—	Financial Guaranty Insurance Corporation
FSA	—	Financial Security Assurance
NPFG	—	National Public Finance Guarantee Corp
See Notes to Schedule of Portfolio Investments.

THE GLENMEDE PORTFOLIOS
Notes to Schedules of Portfolio Investments — (Unaudited)
1. Organization and Significant Accounting Policies
     The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of January 31, 2010, the Fund offered shares of two Sub-Trusts, the Muni Intermediate Portfolio and the New Jersey Muni Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is classified as non-diversified.
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.
Valuation of Securities: Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. When market quotations are not readily available or events occur that make established valuation methods unreliable, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by of the Board of Trustees of the Fund (the “Board”). The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. Debt obligations with remaining maturities of 60 days or less are valued on the basis of amortized cost.
     Financial Accounting Standards Board Statement of Financial Accounting Standards ASC 820, “Fair Value Measurements” (“ASC 820”), is applicable to the Fund, effective November 1, 2008. ASC 820 defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
     The Muni Intermediate Portfolio and New Jersey Muni Portfolio had all long-term investments, with corresponding industries at Level 2 at January 31, 2010.
     Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.
     Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.
2. Unrealized Appreciation/(Depreciation)
     As of January 31, 2010, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Muni Intermediate Portfolio	$3,469,959	$26,599	$3,443,360
New Jersey Muni Portfolio	987,104	17,471	969,633
3. Concentration of Credit
     The New Jersey Muni Portfolio primarily invests in debt obligations issued by the State of New Jersey and its political subdivisions, agencies, instrumentalities and authorities, including regional governmental authorities, to obtain funds for various purposes.
     On December 12, 2008, the Board approved changing the principal investment strategy of the Muni Intermediate Portfolio from primarily investing in obligations of the

Commonwealth of Pennsylvania and its political subdivisions, agencies, instrumentalities and authorities, including regional governmental authorities (“Pennsylvania Obligations”) to investing in municipal obligations of any state, territory and possession of the United States. This change was initiated in March 2009. As of January 31, 2010, Pennsylvania Obligations represented 36.3% of this Portfolio’s net assets.
4. Recently Issued Accounting Pronouncements
     In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about (1) transfers into and out of Levels 1 and 2 and (2) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period (including interim periods) beginning after December 15, 2009, and the second disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this ASU will have on the Fund’s financial statement disclosures.
5. Subsequent Event
     In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards ASC 855 “Subsequent Events”, management has determined that no material events or transactions occurred subsequent to January 31, 2010, that would require additional disclosure in the Fund’s schedules of portfolio investments.

Item 2. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.